Other Equity and Common Stock Transactions (Details) (USD $)	1 Months Ended		12 Months Ended		54 Months Ended								12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended
	May 31, 2011	Mar. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011	Jul. 31, 2012 Minimum	Jul. 31, 2012 Maximum	Jul. 31, 2012 First Amendment	Sep. 28, 2011 First Amendment	Jul. 31, 2012 First Amendment Minimum	Jul. 31, 2012 Second Amendment	Mar. 24, 2012 Second Amendment	Jul. 31, 2012 Second Amendment Minimum	Dec. 31, 2011 Warrants	Jul. 31, 2012 Warrants First Amendment	Jul. 31, 2012 Warrants Second Amendment
Other equity and common stock transactions
Forward stock split ratio		32
Common stock, authorized shares			3,200,000,000	3,200,000,000	3,200,000,000				3,200,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.001
Common stock, outstanding shares			87,856,000	56,856,000	87,856,000				68,480,000	2,140,000
Number of shares of common stock held by previous majority stockholders returned for no consideration		17,280,000
Authorized issuance of shares to consultant	200,000
Value of shares issued to consultant	$ 332,000
Amortization period for consulting services	12 months
Consulting expense			249,000	83,000	332,000
Warrants issued to purchase shares							31,000,000	12,000,000						1,000,000			3,000,000
Warrants exercise price (in dollars per share)											$ 0.50	$ 1.20		$ 1.20			$ 1.00		$ 0.50
Term of warrants													5 years			5 years
Daily market price for exercising warrant under the mandatory exercise provision (in dollars per share)															$ 2.40			$ 2.40
Number of consecutive trading days with daily market price equal to or above $2.40 allows company to request exercise of warrant													20 days			20 days
Fair value of warrants													$ 228,509			$ 729,602
Volatility (as a percent)																				87.62%	125.00%
Risk-free interest rate (as a percent)																				0.96%	1.04%
Warrants outstanding			42,246,000	13,696,000	42,246,000	42,246,000